Right Of Use Assets - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	$ 12.8
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	6.4
Cannabis Retail Reporting Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	5.3
Cannabis Retail Reporting Segment | Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	3.9
Liquor Retail Reporting Segment
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	7.5
Liquor Retail Reporting Segment | Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Impairment losses of right of use assets	$ 2.5